Loss per share - Anti-dilutive securities (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Warrants
Anti-dilutive securities
Anti-dilutive securities (in shares)	23,871,971,000	23,871,971,000
Options
Anti-dilutive securities
Anti-dilutive securities (in shares)	19,824,537,000	16,025,660,000
RSUs
Anti-dilutive securities
Anti-dilutive securities (in shares)	191,918,000	0
Convertible Notes
Anti-dilutive securities
Anti-dilutive securities (in shares)	5,652,174,000	5,652,174,000